Impairment Testing	12 Months Ended
Dec. 31, 2023
Impairment Testing [Abstract]
Note 12 - Impairment Testing
Note 12 - Impairment Testing

Impairment testing for intangible assets with an indefinite useful life

Goodwill and intangible assets with an indefinite lifespan are not amortized on a systematic basis but, rather, are examined at least once a year for impairment.

The goodwill is not monitored for internal reporting purposes and, accordingly, it is allocated to the Company’s operating segments. The impairment test of the carrying amount of goodwill is conducted accordingly.

For impairment testing purpose, the trademarks with indefinite useful life were allocated to the cash-generating units, which represent the lowest level within the Company.

The carrying amounts of intangible assets with an indefinite useful life are as follows:

As of December 31
2023	2022
$ millions	$ millions

Goodwill
Phosphate Solutions	114	110
Industrial Products	91	90
Growing Solutions	289	271
Potash	20	20
Other	16	16
	530	507

Trademarks	32	32

	562	539

In the third quarter of 2023, the Company conducted its annual impairment test of goodwill and did not identify any impairment. The recoverable amount of the operating segments was determined based on their value in use, which is based on an internal valuation of the discounted future cash flows generated from the continuing operations of the operating segments.

The future cash flow of each operating segment was based on the segment approved five-year plan, which includes segment estimations for revenues, operating income and other factors, such as working capital and capital expenditures. The segments' projections were based, among other on the assumed sales volume growth rates according to long-term expectations, internal selling prices and raw materials prices based on external data sources, when applicable and relevant.

The key assumptions used to calculate the operating segments' recoverable amounts are a nominal after‑tax discount rate of 10.6% and a long‑term growth rate of 2.6%, reflecting the industries and markets in which the Company is engaged.